LEASES - Maturities of undiscounted lease receivables (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
LEASES
2026	¥ 14,087,999
2027	1,219,097
2028	281,162
2029	15,270
2030	9,592
Thereafter	18,190
Total undiscounted lease receivables	¥ 15,631,310